Segment Information by geographical area (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information by geographical area
Schedule of segment information by geographical area

		Rest of	North		Rest of
(M$)	France	Europe	America	Africa	the world	Total
For the year ended December 31, 2025
External sales	45,866	90,558	14,463	20,012	30,297	201,196
Property, plant and equipment, intangible assets, net	17,960	27,094	11,827	38,731	56,427	152,039
For the year ended December 31, 2024
External sales	49,269	89,077	17,915	21,901	36,388	214,550
Property, plant and equipment, intangible assets, net	15,486	25,969	11,938	37,375	52,565	143,333
For the year ended December 31, 2023
External sales	55,610	97,662	22,219	21,709	39,928	237,128
Property, plant and equipment, intangible assets, net	16,863	24,486	11,228	38,658	50,764	141,999